CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 56,330	$ 57,189
Short-term bank deposits	357	6,414
Short-term marketable securities	14,274	30,055
Trade receivables, net of allowance for doubtful accounts of $5,223 and $5,970	53,423	55,899
Other accounts receivable and prepaid expenses	12,438	7,233
Inventories	49,352	36,894
Total current assets	186,174	193,684
LONG-TERM ASSETS:
Long-term deposits and others	292	267
Long-term marketable securities	15,695	16,785
Deferred tax assets	20,363	21,460
Severance pay fund	509	514
Investments in affiliated company	19,800	20,130
Property and equipment, net	9,823	7,011
Intangible assets, net	12,694	21,698
Goodwill	21,442	25,285
Total long-term assets	100,618	113,150
Total assets	286,792	306,834
CURRENT LIABILITIES:
Trade payables	23,045	21,948
Deferred revenues	12,481	14,054
Other accounts payable and accrued expenses	36,316	32,595
Total current liabilities	71,842	68,597
LONG-TERM LIABILITIES:
Deferred revenues	3,395	3,782
Warranty accruals	861	860
Contingent consideration	$ 878	4,983
Deferred tax liabilities		140
Accrued severance pay	$ 603	507
Total long-term liabilities	5,737	10,272
Total liabilities	$ 77,579	$ 78,869
COMMITMENTS AND CONTINGENCIES
Syneron Medical Ltd.'s shareholders' equity:
Ordinary shares of NIS 0.01 par value: Authorized - 100,000,000 Ordinary shares; Issued - 38,336,805 and 38,048,102 shares; Outstanding - 35,274,577 and 36,748,244 shares at December 31, 2015 and 2014, respectively	$ 91	$ 90
Additional paid-in capital	199,048	193,148
Treasury shares at cost - 3,062,228 and 1,299,858 Ordinary shares at December 31, 2015 and 2014, respectively	(25,662)	(10,072)
Accumulated other comprehensive loss	(7,558)	(4,835)
Retained earnings	43,294	49,634
Total equity	209,213	227,965
Total liabilities and equity	$ 286,792	$ 306,834